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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08547

                          Pioneer Independence Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2006 through June 30, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                  INDEPENDENCE
                                      FUND

                                   Semiannual
                                     Report

                                    6/30/06

                                [LOGO] PIONEER
                                       Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                     2

Portfolio Management Discussion                                           4

Portfolio Summary                                                         8

Prices and Distributions                                                  9

Performance Update                                                       10

Comparing Ongoing Fund Expenses                                          14

Schedule of Investments                                                  16

Financial Statements                                                     22

Notes to Financial Statements                                            30

Trustees, Officers and Service Providers                                 37

                                                                     President's

Dear Shareowner:
--------------------------------------------------------------------------------
We know from the history of the capital markets that sudden shifts in investor sentiment can occur with little warning, based on an assortment of events. We believe such a shift in sentiment is occurring in reaction to the possibility that U.S. economic growth may slow in the second half of 2006.

While U.S. markets fell in late May and early June, the economic events of the six- and 12-month periods ending June 30, 2006, have actually been characterized by continued low inflation at home and strong growth prospects abroad with rising commodity and stock prices.

According to the International Monetary Fund, international economic growth in 2004-5 was the fastest of any two-year period in more than 30 years, and 2006 growth is projected to match the healthy growth of 2005. The growth has been broad-based, with Europe, Japan, and emerging market economies all showing strength. The result has been rising prices across a broad range of commodities, increasing corporate profits, and higher interest rates.

The U.S. bond markets' concern has been that strong economic growth would spark inflation - we have already seen commodity prices rise, and U.S. labor costs are threatening to increase, since we are close to full employment. That may also be a reason why public sentiment is becoming uneasy.

Despite strong first quarter economic growth, the U.S. economy for the second half of the year may slow in reaction to past increases in interest rates and energy costs. Thus far the only sign of such a slowdown has been a cooling housing market. Yet many observers believe a slower growing economy could be welcomed by the markets.

The U.S. Federal Reserve has continued its program of measured short-term interest rate increases. However, the Fed Chairman, Ben Bernanke, indicated that inflation may moderate, which would permit the Fed to stop raising interest rates. Such action could have positive effects for both consumers and investors over the intermediate-to-longer term. By restraining inflation, the Fed may also limit upward

Letter

pressure on longer-maturity bond yields and downward pressure on stocks' price/earnings ratios.

In summary, we think security market valuations remain reasonable, and yet there are no guarantees in investing. The unpredictability reinforces the importance of Pioneer's message that investors should remain diversified, take a long-term view, and base investment decisions on economic and market fundamentals, rather than on emotion. Our investment philosophy and approach continue to be based on the use of fundamental research to identify a range of opportunities that offer an attractive balance of risk and reward to help shareowners work toward their long-term goals.

Respectfully,

/s/ Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Independence Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06
--------------------------------------------------------------------------------

The benefits of good stock selection in Pioneer Independence Fund during the first half of the year were partially offset by sector disappointments. In the following discussion, Portfolio Manager Andrew Acheson reviews the market background and highlights factors that affected the Fund's returns during the period.

Q.  What was the market background for the first six months of the year?

A. Stocks extended last year's rally into the early months of 2006, riding a strong economy and better-than-anticipated corporate profits. But market volatility that began in May quickly erased most of the year's gains. Among the causes for this shift in the market were off-the-cuff remarks by Ben Bernanke, the Federal Reserve Board's new chairman, and bearish comments on inflation by other Federal Reserve governors. The cumulative effect was to stoke fears that the Fed might raise rates excessively and trigger an economic slowdown.

Q.  How did the Fund perform against that background?

A. For the six months ended June 30, 2006, Class P shares of Pioneer Independence Fund had a total return of 2.85% at net asset value. That result was slightly ahead of the 2.76% return of the Russell 1000 Index, the Fund's benchmark and double the 1.34% return of the 881 funds in the Lipper Large-Cap Core category. After leading the benchmark index during the first quarter of the year, the Fund slid back, then recaptured some momentum during the last week of June.

    Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represent past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Pioneer Independence Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q. What were some of the decisions that boosted performance over the last six months?

A. Our focus has always been on finding stocks that are selling at attractive valuations, and the Fund's sector weightings are the result of our stock choices. Although most of the Fund's positive performance during this period stemmed from individual stock selection, the resulting sector weightings detracted from results overall. Health care, consumer discretionary and materials issues contributed to the Fund's returns during the period. The portfolio's best performer was biotech company Vertex Pharmaceutical. Shares of Vertex rose based on the outlook for a promising drug targeting Hepatitis C that is now in phase two trials. The announcement of a licensing agreement for this new drug with Johnson & Johnson gave Vertex shares a boost late in June. In the consumer discretionary arena, Sears Holdings, the company that emerged from the Sears/K-Mart merger, produced solid profits and brought order to its merchandising and store base.

    Good performance among energy holdings overcame the negative impact of our underweight position in this strong sector. Suncor Energy, which owns large tracts of oil sands in Canada, has benefited from record energy prices. We believe that Suncor's extraction costs are high but relatively stable, and so the long stretch of elevated oil prices has contributed solidly to its bottom line. Also, Suncor's current operations are not directly affected by rising costs for drill rigs and other expenses associated with conventional drilling operations. Another strong performer, First Quantum Minerals, is currently developing copper mines in parts of Africa; output is expected to double in a few years. Copper and other industrial metals remain strongly in demand, while supply increases remain slow. We added to our holdings in Quantum minerals during a June decline, and shares later moved higher. Also in energy, Hess, a major exploration and production company, rose in value during the period as earnings expanded along with oil prices. Hess also benefited when contracts committing the company to sell oil at lower prices, expired.

Pioneer Independence Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06                            (continued)
--------------------------------------------------------------------------------

Q.  What were some of the period's disappointments?

A. The period's worst results occurred in the technology sector, where we expanded commitments significantly when steep price declines made valuations attractive. However, tech stocks fell further, cutting into results.

    We profited from Apple Computer, a long-time successful holding, early in the year. Our decision to repurchase shares at lower prices proved to be early, as Apple's shares sagged further. Nevertheless, Apple now appears attractively valued based on expectations for new products and updates to the very popular iPod music and video players.

    We were also premature in committing, late last year, to Intel, the world's largest computer chip maker. Loss of market share to smaller rival AMD drove down Intel's shares, which allowed us to add to our holdings at lower valuations while investor expectations remained low. We believe a rollout of new, advanced products over the next several quarters will help Intel regain its competitive edge. Shares of Intel closed the period on a positive note. EMC, a leading data storage company, also declined in value during the period, while earnings disappointments and product delays drove down shares of Palm, makers of the Palm Pilot and other devices.

    A pending patent dispute with Roche (not held in the portfolio during this reporting period) continued to weigh on shares of biotech company Amgen despite positive profit trends. And Capital One Financial suffered when investors questioned the wisdom of its acquisition of North Fork Bank.

    Our overweight position - compared to the benchmark - among financial companies was a positive, but declines among individual holdings eliminated that advantage. The Fund's underweight stance among telecommunications issues detracted from results despite fairly successful stock selection within the sector.

Q.  What is your outlook for the months ahead?

A. Overall, we expect favorable economic conditions to last for a while and have positioned the Fund to benefit from the positive environment that we foresee. Corporate profits and profit margins generally remain healthy, although earnings growth is likely to be less dramatic year-over-year than it has been in the past.

Pioneer Independence Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    We think inflationary pressures are mild. However, there is concern that the Federal Reserve Board's anti-inflationary campaign will push interest rates too high and choke off the expansion. In addition, rising rates in Japan, Europe and some emerging markets may have a global dampening effect that could weaken corporate profits. The U.S. economy may slow somewhat on its own, as weak housing prices and high energy costs take cash out of consumers' wallets. Any dwindling of consumer confidence may also translate into reduced economic activity.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Class P shares of the Fund are available to the general public only through Pioneer Independence Plans, a systematic investment plan. You should consider an investment in the plan a long-term investment. If you withdraw part of your investment or terminate your plan before making the first 12 investments in your plan, you will lose money because of the creation and sales charge. If you terminate your plan after 18 months, the creation and sales charge may amount to as much as one-third of your plan investments. You have the right to a refund of the current value of your Fund shares during the 18 months after your plan purchase. You also have other limited refund rights under the conditions described in more detail in the plan's prospectus. The use of a systematic investing program does not guarantee a profit or protect against a loss in declining markets. You should consider your financial ability to continue to invest through periods of low prices.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Independence Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/06
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[DATA BELOW REPRESENTS PIE CHART IN ORIGINAL DOCUMENT]

U.S. Common Stocks                                              86.1%
Temporary Cash Investments                                       7.2%
Depositary Receipts for International Stocks                     6.7%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[DATA BELOW REPRESENTS PIE CHART IN ORIGINAL DOCUMENT]

Information Technology                                          33.3%
Financials                                                      24.0%
Health Care                                                     11.3%
Industrials                                                      9.8%
Materials                                                        6.0%
Consumer Staples                                                 6.0%
Consumer Discretionary                                           3.5%
Energy                                                           2.4%
Telecommunication Services                                       2.1%
Utilities                                                        1.6%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.   Intel Corp.                                               4.60%
 2.   J.P. Morgan Chase & Co.                                   4.00
 3.   Citigroup, Inc.                                           3.90
 4.   Apple Computer, Inc.                                      3.80
 5.   Taiwan Semiconductor Manufacturing Co. (A.D.R.)           3.70
 6.   First Quantum Minerals, Ltd.                              3.60
 7.   Corning, Inc.                                             3.60
 8.   Vertex Pharmaceuticals, Inc.                              3.50
 9.   Juniper Networks, Inc.                                    3.30
10.   Honeywell International, Inc.                             3.20

* This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Independence Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class      6/30/06      3/10/06
 -----      -------      -------
   A*       $13.00       $13.17
   C*       $12.97       $13.17
   Y*       $13.00       $13.17

 Class      6/30/06     12/31/05
 -----      -------     --------
   P        $12.63      $12.99

* Class A, C and Y shares were first publicly offered on March 10, 2006.

Distributions Per Share
--------------------------------------------------------------------------------

                    3/10/06 - 6/30/06
         -----------------------------------------
                       Short-Term      Long-Term
 Class   Dividends   Capital Gains   Capital Gains
 -----   ---------   -------------   -------------
   A       $  -          $  -           $  -
   C       $  -          $  -           $  -
   Y       $  -          $  -           $  -

                     1/1/06 - 6/30/06
         -----------------------------------------
                       Short-Term      Long-Term
 Class   Dividends   Capital Gains   Capital Gains
 -----   ---------   -------------   -------------
   P       $  -          $  -           $  -

--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

The Russell 1000 Index measures the performance of large-cap U.S. stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" charts on pages 10-13.

Pioneer Independence Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06                                       CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Independence Fund at public offering price, compared to that of the growth of the Russell 1000 Index.

Average Annual Total Returns
(As of June 30, 2006)
                              Net Asset     Public
                                Value      Offering
Period                          (NAV)     Price (POP)
Life-of-Class
(3/16/98)                        5.15%       4.40%
5 Years                          2.88        1.66
1 Year                          16.63        9.90

[DATA BELOW REPRESENTS MOUNTAIN CHART IN ORIGINAL DOCUMENT]

               Pioneer              Russell
               Independence         1000
               Fund                 Index*
3/98            $ 9,425            $10,000
                  9,333             10,250
                 10,475             12,497
6/00             13,224             13,653
                 12,363             11,612
6/02             10,007              9,535
                 10,297              9,626
6/04             11,886             11,501
                 12,216             12,413
6/06             14,248             13,540

   Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   The performance of Class A shares for the period prior to the commencement of operations of Class A shares is the net asset value performance of the Fund's Class P shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class P shares.

   NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   * Index comparison begins 3/31/98.

Pioneer Independence Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06                                       CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Independence Fund, compared to that of the growth of the Russell 1000 Index.

Average Annual Total Returns
(As of June 30, 2006)

Period                         If Held    If Redeemed
Life-of-Class
(3/10/06)                       -1.52%      -2.50%

[DATA BELOW REPRESENTS MOUNTAIN CHART IN ORIGINAL DOCUMENT]

               Pioneer             Russell
               Independence        1000
               Fund                Index*
3/06           $10,000            $10,000
6/06             9,676              9,834

   Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   * Index comparison begins 3/31/06.

Pioneer Independence Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06                                       CLASS P SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Independence Fund, compared to that of the growth of the Russell 1000 Index.

Average Annual Total Returns
(As of June 30, 2006)
                              Net Asset     Public
                                Value      Offering
Period                          (NAV)     Price (POP)
Life-of-Class
(3/16/98)                        5.14%      -41.73%
5 Years                          2.86       -10.45
1 Year                          16.54        -3.28

[DATA BELOW REPRESENTS MOUNTAIN CHART IN ORIGINAL DOCUMENT]

              Pioneer              Russell
              Independence         1000
              Fund                 Index*
3/98          $10,000              $10,000
                9,900               10,250
               11,112               12,497
6/00           14,028               13,653
               13,115               11,612
6/02           10,615                9,535
               10,924                9,626
6/04           12,608               11,501
               12,959               12,413
6/06           15,103               13,540

   Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted. The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   POP performance reflects plan sales charge of 50% on each of the first 12 plan investments. See the Pioneer Independence Plan prospectus for details.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   * Index comparison begins 3/31/98.

Pioneer Independence Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06                                       CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Independence Fund, compared to that of the growth of the Russell 1000 Index.

Average Annual Total Returns
(As of June 30, 2006)

Period                          If Held   If Redeemed
Life-of-Class
(3/16/98)                        5.15%       5.15%
5 Years                          2.88        2.88
1 Year                          16.63       16.63

[DATA BELOW REPRESENTS MOUNTAIN CHART IN ORIGINAL DOCUMENT]

              Pioneer              Russell
              Independence         1000
              Fund                 Index*
3/98          $10,000              $10,000
                9,900               10,250
               11,112               12,497
6/00           14,028               13,653
               13,115               11,612
6/02           10,615                9,535
               10,924                9,626
6/04           12,608               11,501
               12,959               12,413
6/06           15,114               13,540

   Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   The performance of Class Y shares for the period prior to the commencement of operations of Class Y shares is the net asset value performance of the Fund's Class P shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class P shares. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   * Index comparison begins 3/31/98.

Pioneer Independence Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Independence Fund

Based on actual returns from January 1, 2006 through June 30, 2006.

Share Class                          A              C              P              Y
----------------------------------------------------------------------------------------
Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
On 1/1/06

Ending Account Value             $  987.10      $  984.80      $1,028.50      $  987.10
On 6/30/06

Expenses Paid During Period*     $    6.79      $    3.84      $    6.61      $    3.75

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15%, 1.35% and 1.22% for Class A, Class C, Class P and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Independence Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Independence Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2006 through June 30, 2006.

Share Class                          A              C              P              Y
----------------------------------------------------------------------------------------
Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
On 1/1/06

Ending Account Value             $1,011.61      $1,008.82      $1,018.00      $1,011.70
On 6/30/06

Expenses Paid During Period*     $    6.76      $    3.89      $    6.69      $    3.80

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15%, 1.35% and 1.22% for Class A, Class C, Class P and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Independence Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (unaudited)
--------------------------------------------------------------------------------

  Shares                                                   Value
              COMMON STOCKS - 97.6%
              Energy - 2.4%
              Integrated Oil & Gas - 1.6%
  33,000      Exxon Mobil Corp.                     $  2,024,550
  90,490      Hess Corp.*(b)                           4,782,396
                                                    ------------
                                                    $  6,806,946
                                                    ------------
              Oil & Gas Drilling - 0.8%
  60,000      GlobalSantaFe Corp.                   $  3,465,000
                                                    ------------
              Total Energy                          $ 10,271,946
                                                    ------------
              Materials - 5.9%
              Diversified Chemical - 1.9%
 207,400      Dow Chemical Co.                      $  8,094,822
                                                    ------------
              Diversified Metals & Mining - 3.7%
 338,220      First Quantum Minerals, Ltd.          $ 15,198,791
  10,450      Phelps Dodge Corp.                         858,572
                                                    ------------
                                                    $ 16,057,363
                                                    ------------
              Industrial Gases - 0.3%
  27,900      Praxair, Inc.                         $  1,506,600
                                                    ------------
              Total Materials                       $ 25,658,785
                                                    ------------
              Capital Goods - 9.5%
              Aerospace & Defense - 8.2%
  63,200      Boeing Co.                            $  5,176,712
  47,400      General Dynamics Corp.                   3,102,804
 338,450      Honeywell International, Inc.           13,639,535
 214,800      United Technologies Corp.               13,622,616
                                                    ------------
                                                    $ 35,541,667
                                                    ------------
              Electrical Component & Equipment - 1.3%
 114,750      Thomas & Betts Corp.*                 $  5,886,675
                                                    ------------
              Total Capital Goods                   $ 41,428,342
                                                    ------------
              Automobiles & Components - 1.0%
              Automobile Manufacturers - 1.0%
 651,000      Ford Motor Corp. (b)                  $  4,511,430
                                                    ------------
              Total Automobiles & Components        $  4,511,430
                                                    ------------

16    The accompanying notes are an integral part of these financial statements.

Pioneer Independence Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                     Value
              Media - 1.9%
              Movies & Entertainment - 1.9%
 473,000      Time Warner, Inc.                       $  8,182,900
                                                      ------------
              Total Media                             $  8,182,900
                                                      ------------
              Retailing - 0.5%
              Department Stores - 0.5%
  12,400      J.C. Penney Co., Inc.                   $    837,124
   9,100      Sears Holdings Corp.*                      1,409,044
                                                      ------------
                                                      $  2,246,168
                                                      ------------
              Total Retailing                         $  2,246,168
                                                      ------------
              Food & Drug Retailing - 2.7%
              Drug Retail - 1.2%
 116,800      CVS Corp.                               $  3,585,760
  37,700      Walgreen Co.                               1,690,468
                                                      ------------
                                                      $  5,276,228
                                                      ------------
              Hypermarkets & Supercenters - 1.5%
 135,300      Wal-Mart Stores, Inc.                   $  6,517,401
                                                      ------------
              Total Food & Drug Retailing             $ 11,793,629
                                                      ------------
              Food, Beverage & Tobacco - 2.7%
              Packaged Foods & Meats - 2.2%
 204,600      H.J. Heinz Co., Inc.                    $  8,433,612
  18,000      Nestle SA (A.D.R.)*                        1,413,324
                                                      ------------
                                                      $  9,846,936
                                                      ------------
              Soft Drinks - 0.5%
  34,600      PepsiCo, Inc.                           $  2,077,384
                                                      ------------
              Total Food, Beverage & Tobacco          $ 11,924,320
                                                      ------------
              Household & Personal Products - 0.4%
              Household Products - 0.4%
  30,100      Colgate-Palmolive Co.                   $  1,802,990
                                                      ------------
              Total Household & Personal Products     $  1,802,990
                                                      ------------

The accompanying notes are an integral part of these financial statements.   17

Pioneer Independence Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (unaudited)                         (continued)
--------------------------------------------------------------------------------

  Shares                                                       Value
              Pharmaceuticals & Biotechnology - 10.9%
              Biotechnology - 8.9%
 205,350      Amgen, Inc.*                              $ 13,394,980
 409,150      Cubist Pharmaceuticals, Inc.*               10,302,397
 404,470      Vertex Pharmaceuticals, Inc.*               14,848,094
                                                        ------------
                                                        $ 38,545,471
                                                        ------------
              Pharmaceuticals - 2.0%
  61,900      Johnson & Johnson                         $  3,709,048
 107,600      Sanofi-Synthelabo SA (A.D.R.)                5,240,120
                                                        ------------
                                                        $  8,949,168
                                                        ------------
              Total Pharmaceuticals & Biotechnology     $ 47,494,639
                                                        ------------
              Banks - 4.7%
              Diversified Banks - 2.6%
 233,790      Bank of America Corp.                     $ 11,245,299
                                                        ------------
              Thrifts & Mortgage Finance - 2.1%
 157,500      Freddie Mac                               $  8,979,075
                                                        ------------
              Total Banks                               $ 20,224,374
                                                        ------------
              Diversified Financials - 15.1%
              Consumer Finance - 3.3%
 117,200      American Express Co.                      $  6,237,384
  96,000      Capital One Financial Corp.                  8,203,200
                                                        ------------
                                                        $ 14,440,584
                                                        ------------
              Investment Banking & Brokerage - 4.1%
  28,700      Goldman Sachs Group, Inc.                 $  4,317,341
 193,855      Merrill Lynch & Co., Inc.                   13,484,554
                                                        ------------
                                                        $ 17,801,895
                                                        ------------
              Diversified Financial Services - 7.7%
 341,200      Citigroup, Inc.                           $ 16,459,488
 398,650      J.P. Morgan Chase & Co.                     16,743,300
                                                        ------------
                                                        $ 33,202,788
                                                        ------------
              Total Diversified Financials              $ 65,445,267
                                                        ------------

18    The accompanying notes are an integral part of these financial statements.

Pioneer Independence Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                             Value
               Insurance - 3.7%
               Multi-line Insurance - 3.7%
   95,000      American International Group, Inc.              $  5,609,750
  125,500      Hartford Financial Services Group, Inc.           10,617,300
                                                               ------------
                                                               $ 16,227,050
                                                               ------------
               Total Insurance                                 $ 16,227,050
                                                               ------------
               Software & Services - 0.3%
               Data Processing & Outsourced Services - 0.3%
   24,600      Automatic Data Processing, Inc.                 $  1,115,610
                                                               ------------
               Total Software & Services                       $  1,115,610
                                                               ------------
               Technology Hardware & Equipment - 19.1%
               Communications Equipment - 10.3%
  106,600      Cisco Systems, Inc.*                            $  2,081,898
  625,670      Corning, Inc.*                                    15,134,957
  885,300      Juniper Networks, Inc.*                           14,155,947
  670,400      Nokia Corp. (A.D.R.)*                             13,582,304
                                                               ------------
                                                               $ 44,955,106
                                                               ------------
               Computer Hardware - 6.8%
  283,300      Apple Computer, Inc.*                           $ 16,182,096
  833,750      Palm, Inc.*(b)                                    13,423,375
                                                               ------------
                                                               $ 29,605,471
                                                               ------------
               Computer Storage & Peripherals - 2.0%
  788,350      EMC Corp.*                                      $  8,648,200
                                                               ------------
               Total Technology Hardware & Equipment           $ 83,208,777
                                                               ------------
               Semiconductors - 13.1%
               Semiconductor Equipment - 2.2%
  585,900      Applied Materials, Inc.                         $  9,538,452
                                                               ------------
               Semiconductors - 10.9%
  198,000      Broadcom Corp.*                                 $  5,949,900
1,027,100      Intel Corp.                                       19,463,545
  188,550      Linear Technology Corp.                            6,314,539
1,695,673      Taiwan Semiconductor Manufacturing Co. (A.D.R.)   15,566,278
                                                               ------------
                                                               $ 47,294,262
                                                               ------------
               Total Semiconductors                            $ 56,832,714
                                                               ------------

The accompanying notes are an integral part of these financial statements.   19

Pioneer Independence Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (unaudited)                        (continued)
--------------------------------------------------------------------------------

   Shares                                                                 Value
              Telecommunication Services - 2.1%
              Integrated Telecommunication Services - 2.1%
  323,400     AT&T Corp.                                           $  9,019,626
                                                                   ------------
              Total Telecommunication Services                     $  9,019,626
                                                                   ------------
              Utilities - 1.6%
              Electric Utilities - 1.6%
  185,500     Allegheny Energy, Inc.*                              $  6,876,485
                                                                   ------------
              Total Utilities                                      $  6,876,485
                                                                   ------------
              TOTAL COMMON STOCKS
              (Cost $406,236,450)                                  $424,265,052
                                                                   ------------


  Principal
     Amount
              TEMPORARY CASH INVESTMENTS - 7.6%
              Repurchase Agreement - 3.2%
$14,100,000   UBS Warburg, Inc. 4.40%, dated 7/3/06, with a
              repurchase price of $14,100,000 plus accrued
              interest on 7/3/06 collateralized by $14,400,000
              U.S. Treasury Note, 5.125%, 6/30/08                  $ 14,100,000
                                                                   ------------


     Shares
              Security Lending Collateral - 4.4%
 18,934,821   Securities Lending Investment Fund, 5.16%            $ 18,934,821
                                                                   ------------
              TOTAL TEMPORARY CASH INVESTMENTS
              (Cost $33,034,821)                                   $ 33,034,821
                                                                   ------------
              TOTAL INVESTMENTS IN SECURITIES - 105.2%
              (Cost $439,271,271) (a)                              $457,299,873
                                                                   ------------
              OTHER ASSETS AND LIABILITIES - (5.2)%                $(22,585,096)
                                                                   ------------
              TOTAL NET ASSETS - 100.0%                            $434,714,777
                                                                   ============

20    The accompanying notes are an integral part of these financial statements.

Pioneer Independence Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

*        Non-income producing security.

(A.D.R.) American Depositary Receipt.

(a) At June 30, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $439,309,440 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost.                    $35,406,109

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value.                    (17,415,676)
                                                                       -----------
         Net unrealized gain                                           $17,990,433
                                                                       ===========

(b)      At June 30, 2006, the following securities were out on loan:

         Shares              Security                                      Value
         644,490             Ford Motor Corp.                          $ 4,466,316
          68,206             Hess Corp.*                                 3,604,687
         558,360             Palm, Inc.*                                 8,989,596
                                                                       -----------
                             Total                                     $17,060,599
                                                                       ===========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2006 aggregated $230,641,321 and $207,148,973 respectively.

The accompanying notes are an integral part of these financial statements.   21

Pioneer Independence Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/06 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $17,060,599) (cost $439,271,271)                           $457,299,873
  Receivables -
    Investment securities sold                                      246,106
    Fund shares sold                                                  4,918
    Dividends, interest and foreign taxes withheld                  798,408
    Due from Affiliates                                              79,714
  Other                                                             120,714
                                                               ------------
     Total assets                                              $458,549,733
                                                               ------------
LIABILITIES:
  Payables -
    Investment securities purchased                            $  4,554,597
    Fund shares repurchased                                          45,111
    Upon return of securities loaned                             18,934,820
  Due to bank                                                       247,723
  Accrued expenses                                                   52,705
                                                               ------------
     Total liabilities                                         $ 23,834,956
                                                               ------------
NET ASSETS:
  Paid-in capital                                              $368,433,838
  Undistributed net investment income                             1,439,745
  Accumulated net realized gain on investments and foreign
    currency transactions                                        46,812,592
  Net unrealized gain on investments                             18,028,602
                                                               ------------
     Total net assets                                          $434,714,777
                                                               ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $78,399/6,031 shares)                      $      13.00
                                                               ============
  Class C (based on $9,844/759 shares)                         $      12.97
                                                               ============
  Class P (based on $434,616,664/33,455,406 shares)            $      12.99
                                                               ============
  Class Y (based on $9,870/759 shares)                         $      13.00
                                                               ============
MAXIMUM OFFERING PRICE:
  Class A ($13.00 [divided by] 94.25%)                         $      13.79
                                                               ============

22    The accompanying notes are an integral part of these financial statements.

Pioneer Independence Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/06

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $141,013)   $3,924,048
  Interest                                                   364,684
  Income from securities loaned, net                           8,202
                                                          -----------
     Total investment income                                                $  4,296,934
                                                                            ------------
EXPENSES:
  Management fees                                         $1,592,758
  Transfer agent fees and expenses
    Class A                                                       29
    Class C                                                       15
    Class P                                                  793,324
    Class Y                                                       12
  Distribution fees
    Class A                                                       26
    Class C                                                       30
    Class P                                                  371,484
  Administrative reimbursements                               38,964
  Custodian fees                                              13,270
  Professional fees                                           21,073
  Printing expense                                            17,633
  Fees and expenses of nonaffiliated trustees                  5,168
  Miscellaneous                                                3,418
                                                          -----------
     Total expenses                                                         $  2,857,204
     Less management fees waived and
       expenses reimbursed by Pioneer
       Investment Management, Inc.                                                   (15)
                                                                            ------------
     Net expenses                                                           $  2,857,189
                                                                            ------------
       Net investment income                                                $  1,439,745
                                                                            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
    Investments                                           $36,064,322
    Forward foreign currency contracts and
     other assets and liabilities denominated
     in foreign currencies                                   (35,432)       $ 36,028,890
                                                          -----------       ------------
  Change in net unrealized gain on investments                              $(26,934,238)
                                                                            ------------
     Net gain on investments and foreign
       currency transactions                                                $  9,094,652
                                                                            ------------
     Net increase in net assets resulting
       from operations                                                      $ 10,534,397
                                                                            ============

The accompanying notes are an integral part of these financial statements.   23

Pioneer Independence Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/06 and the Year Ended 12/31/05

                                                           Six Months
                                                              Ended
                                                             6/30/06         Year Ended
                                                           (unaudited)        12/31/05
FROM OPERATIONS:
Net investment income                                    $   1,439,745     $     304,997
Net realized gain on investments and foreign
  currency transactions                                     36,028,890        26,990,377
Change in net unrealized gain (loss) on investments        (26,934,238)        7,233,753
                                                         -------------     -------------
    Net increase in net assets resulting from
     operations                                          $  10,534,397     $  34,529,127
                                                         -------------     -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class P ($0.00 and $0.01 per share, respectively)    $           -     $    (379,849)
Net realized gain:
    Class P ($0.00 and $0.68 per share, respectively)                -     $ (19,957,348)
                                                         -------------     -------------
     Total distributions to shareowners                  $           -     $ (20,337,197)
                                                         -------------     -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $  48,582,449     $  96,591,711
Reinvestment of distributions                                        -        20,265,097
Cost of shares repurchased                                 (17,668,392)      (29,099,895)
                                                         -------------     -------------
    Net increase in net assets resulting from Fund
     share transactions                                  $  30,914,057     $  87,756,913
                                                         -------------     -------------
    Net increase in net assets                           $  41,448,454     $ 101,948,843
NET ASSETS:
Beginning of period                                        393,266,323       291,317,480
                                                         -------------     -------------
End of period (including undistributed net investment
  income of $1,439,745 and $0, respectively)             $ 434,714,777     $ 393,266,323
                                                         =============     =============

24    The accompanying notes are an integral part of these financial statements.

Pioneer Independence Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   '06 Shares       '06 Amount     '05 Shares     '05 Amount
                                   (unaudited)      (unaudited)
CLASS A
Shares sold                             6,127    $     80,726
Less shares repurchased                   (96)         (1,239)
                                   ----------    ------------
    Net increase                        6,031    $     79,487
                                   ==========    ============
CLASS C
Shares sold                               759    $     10,000
                                   ----------    ------------
    Net increase                          759    $     10,000
                                   ==========    ============
CLASS P
Shares sold                         3,660,558    $ 48,481,723       7,986,746    $  96,591,711
Reinvestment of distributions               -               -       1,600,231       20,265,097
Less shares repurchased            (1,342,479)    (17,667,153)     (2,404,997)     (29,099,895)
                                   ----------    ------------      ----------    -------------
    Net increase                    2,318,079    $ 30,814,570       7,181,980    $  87,756,913
                                   ==========    ============      ==========    =============
CLASS Y
Shares sold                               759    $     10,000
                                   ----------    ------------
    Net increase                          759    $     10,000
                                   ==========    ============

The accompanying notes are an integral part of these financial statements.   25

Pioneer Independence Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           3/10/06 (a)
                                                           to 6/30/06
                                                           (unaudited)
CLASS A
Net asset value, beginning of period                         $13.17
                                                             ------
Increase (decrease) from investment operations:
  Net investment income                                      $ 0.02
  Net realized and unrealized loss on investments
   and foreign currency transactions                          (0.19)
                                                             ------
   Net decrease from investment operations                   $(0.17)
                                                             ------
Net decrease in net asset value                              $(0.17)
                                                             ------
Net asset value, end of period                               $13.00
                                                             ======
Total return*                                                 (1.29)%***
Ratio of net expenses to average net assets                    1.25%**
Ratio of net investment loss to average net assets             1.28%**
Portfolio turnover rate                                         101%**
Net assets, end of period (in thousands)                     $   78
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                                 1.34%**
  Net investment income                                        1.19%**

(a)  Class A shares were first publicly offered on March 10, 2006.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
***  Not annualized.

26    The accompanying notes are an integral part of these financial statements.

Pioneer Independence Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           3/10/06 (a)
                                                           to 6/30/06
                                                           (unaudited)
CLASS C
Net asset value, beginning of period                          $13.17
                                                              ------
Decrease from investment operations:
  Net investment loss                                         $ 0.00(b)
  Net realized and unrealized loss on investments
   and foreign currency transactions                           (0.20)
                                                              ------
   Net decrease from investment operations                    $(0.20)
                                                              ------
Net decrease in net asset value                               $(0.20)
                                                              ------
Net asset value, end of period                                $12.97
                                                              ------
Total return*                                                  (1.52)%***
Ratio of net expenses to average net assets                     2.15%**
Ratio of net investment loss to average net assets             (0.15)%**
Portfolio turnover rate                                          101%**
Net assets, end of period (in thousands)                      $   10
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                                  2.32%**
  Net investment loss                                          (0.32)%**

(a)  Class C shares were first publicly offered on March 10, 2006.
(b)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
***  Not annualized.

The accompanying notes are an integral part of these financial statements.   27

Pioneer Independence Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Six Months
                                                           Ended 6/31/06  Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                                                            (unaudited)    12/31/05    12/31/04    12/31/03    12/31/02    12/31/01
CLASS P
Net asset value, beginning of period                          $ 12.63      $  12.16    $ 11.11     $  8.56     $ 11.00     $ 12.48
                                                              -------      --------    -------     -------     -------     -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                 $  0.04      $   0.01    $  0.01     $ (0.03)    $ (0.01)    $ (0.01)
 Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                              0.32          1.15       1.05        2.58       (2.43)      (1.47)
                                                              -------      --------    -------     -------     -------     -------
  Net increase (decrease) from investment operations          $  0.36      $   1.16    $  1.06     $  2.55     $ (2.44)    $ (1.48)
Distributions to shareowners:
 Net investment income                                              -         (0.01)     (0.01)          -           -           -
 Net realized gain                                                  -         (0.68)         -           -           -           -
                                                              -------      --------    -------     -------     -------     -------
  Net increase (decrease) in net asset value                  $  0.36      $   0.47    $  1.05     $  2.55     $ (2.44)    $ (1.48)
                                                              -------      --------    -------     -------     -------     -------
Net asset value, end of period                                $ 12.99      $  12.63    $ 12.16     $ 11.11     $  8.56     $ 11.00
                                                              =======      ========    =======     =======     =======     =======
Total return*                                                    2.85%         9.59%      9.53%      29.79%     (22.18)%    (11.86)%
Ratio of net expenses to average net assets+                     1.35%**       1.50%      1.50%       1.50%       1.50%       1.46%
Ratio of net investment income (loss) to average net assets+     0.68%**       0.09%      0.06%      (0.32)%     (0.11)%     (0.10)%
Portfolio turnover rate                                           101%**        100%        93%         89%         53%         75%
Net assets, end of period (in thousands)                     $434,617      $393,266   $291,317    $189,401     $86,712     $55,684
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                    1.35%**       1.53%      1.96%       2.09%       2.65%       3.34%
 Net investment income (loss)                                    0.68%**       0.06%     (0.40)%     (0.90)%     (1.26)%     (1.98)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                    1.35%**       1.50%      1.50%       1.50%       1.50%       1.46%
 Net investment income (loss)                                    0.68%**       0.09%      0.06%      (0.32)%     (0.11)%     (0.10)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

28    The accompanying notes are an integral part of these financial statements.

Pioneer Independence Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             3/10/06 (a)
                                                             to 6/30/06
                                                             (unaudited)
CLASS Y
Net asset value, beginning of period                            $13.17
                                                                ------
Increase (decrease) from investment operations:
  Net investment income                                         $ 0.03
  Net realized and unrealized loss on investments
   and foreign currency transactions                             (0.20)
                                                                ------
   Net decrease from investment operations                      $(0.17)
                                                                ------
Net decrease in net asset value                                 $(0.17)
                                                                ------
Net asset value, end of period                                  $13.00
                                                                ======
Total return*                                                    (1.29)%***
Ratio of net expenses to average net assets                       1.22%**
Ratio of net investment income to average net assets              0.79%**
Portfolio turnover rate                                            101%**
Net assets, end of period (in thousands)                        $   10
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                                    1.22%**
  Net investment income                                           0.79%**

(a)  Class Y shares were first publicly offered on March 10, 2006.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**   Annualized.
***  Not annualized.

The accompanying notes are an integral part of these financial statements.   29

Pioneer Independence Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer Independence Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Class P shares of the Fund are available to the general public only through Pioneer Independence Plans, a systematic investment plan sponsored by Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano). The investment objective of the Fund is to seek capital appreciation.

The Fund offers four classes of shares - Class A, Class C, Class P and Class Y shares. Class A, Class C and Class Y shares were first publicly offered on March 10, 2006. Shares of Class A, Class C, Class P and Class Y each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class C and Class P shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day that the New York Stock Exchange (NYSE) is open, as of the close of the regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where

Pioneer Independence Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At June 30, 2006, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

    Information regarding the Fund's principal investment risks is contained in the Fund's prospectus(es). Please refer to those documents when considering the Fund's risks. At times, the Fund's investments may represent industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's dis-

Pioneer Independence Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (unaudited)                   (continued)
--------------------------------------------------------------------------------

    tributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of any current year distributions will be determined at the end of the fiscal year. The tax character of distributions paid during the year ended December 31, 2005 was as follows:

--------------------------------------------------------------------------------
                                                                2005
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income                                           $ 5,221,262
  Long-term capital gain                                     15,115,935
                                                            -----------
                                                            $20,337,197
  Return of capital                                                   -
                                                            -----------
    Total                                                   $20,337,197
                                                            ===========
--------------------------------------------------------------------------------

    The following shows the components of distributable earnings on a federal income tax basis at December 31, 2005.

--------------------------------------------------------------------------------
                                                                2005
--------------------------------------------------------------------------------
  Undistributed ordinary income                             $ 2,502,741
  Undistributed long-term gain                                8,319,130
  Unrealized appreciation                                    44,924,671
                                                            -----------
    Total                                                   $55,746,542
                                                            ===========
--------------------------------------------------------------------------------

    The difference between book-basis and tax-basis unrealized appre ciation is attributable to the tax deferral of losses on wash sales.

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $35 in underwriting commissions on the sale of Class A shares during the period ended June 30, 2006.

Pioneer Independence Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

D.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class C, and Class P shares of the Fund, respectively. Class Y shares are not subject to a distribution plan (see
    Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, on the same day, and in the same amount, except that Class A, Class C, Class P and Class Y shares can bear different transfer agent and distribution fees.

E.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

F.  Securities Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that

Pioneer Independence Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (unaudited)                   (continued)
--------------------------------------------------------------------------------

    may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

G.  Foreign Currency Translation

    The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates. Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price on those securities but are included with the net realized and unrealized gain or loss on investments.

2.  Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets. PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.25%, 2.15% and 1.50% of the average daily net assets attributable to Class A, Class C and Class P shares, respectively. Class Y shares do not have an expense limitation. These expense limitations are in effect through May 1, 2009 for Class A shares and through May 1, 2007 for Class C and Class P shares. There can be no assurance that PIM will extend the expense limitations beyond these dates.

Pioneer Independence Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At June 30, 2006, $8,956 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due from affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due from affiliates is $90,805 in transfer agent fees payable from PIMSS at June 30, 2006.

4. Distribution and Service Plans

The Fund adopted a Plan of Distribution for each class of shares (except Class Y shares) (Class A Plan, Class C Plan and Class P Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class C plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class C shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Pursuant to the Class P plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class P shares in reimbursement of its actual expenditures for services. Included in due from affiliates is $2,150 in distribution fees payable to PFD at June 30, 2006.

In addition, redemptions of each class of shares (except Class Y and Class P shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the period ended June 30, 2006, no CDSCs were paid to PFD.

Pioneer Independence Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (unaudited)                    (continued)
--------------------------------------------------------------------------------

5. Expense Arrangements with Affiliates

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction of the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2006, the Fund's expenses were not reduced under such arrangements.

The Fund also has entered into certain arrangements whereby the Class P shares of the Fund pay for certain custodian fees as well as recordkeeping, printing, legal and auditing expenses of Pioneer Independence Plans, a systematic investment plan sponsored by PFD (see Note 1). For the six months ended June 30, 2006, Fund expenses included approximately $1,816,000 under such arrangements, and are included in their respective expense categories in the Statement of Operations.

Pioneer Independence Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                Officers
John F. Cogan, Jr., Chairman            John F. Cogan, Jr., President
David R. Bock                           Osbert M. Hood, Executive
Mary K. Bush                             Vice President
Margaret B.W. Graham                    Vincent Nave, Treasurer
Osbert M. Hood                          Dorothy E. Bourassa, Secretary
Thomas J. Perna
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll-free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications and
service forms                                                   1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                               1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                 www.pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.





ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.



N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's independent auditor, Ernst &
Young LLP ("E&Y"), has advised the Audit
Committee of the Fund's Board of Trustees that E&Ys Spanish affiliate (E&Y Spain) performed certain non-audit work for Pioneer Global
Investments Limited ("PGIL"), an affiliate of the Funds investment adviser. The services involved the receipt and disbursement of monies transferred to E&Y Spain by PGIL in payment of individual payroll and related income tax withholdings due on returns prepared by E&Y Spain for certain PGIL employees located in Spain from February 2001 to October 2005. E&Y became auditors of the Fund in May 2002. These payroll and tax services were discontinued in November 2005. The annual fee received by E&Y Spain for all such services totaled approximately 9,000 Euro per year. E&Y has informed the Audit Committee that based on its internal reviews and the de minimus nature of the services provided and fees received, E&Y does not believe its independence with respect to the Fund has been impaired or that it is disqualified from acting as independent auditors to the Fund.

N/A



Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Independence Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 31, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 31, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 31, 2006

* Print the name and title of each signing officer under his or her signature.